Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Taxes [Abstract]
Provision For Income Taxes

For the years ended December 31	2015	2014	2013

Current Tax
Canada	$(25)	$249	$(152)
United States	(17)	(21)	(64)
Other Countries	8	15	25
Total Current Tax Expense (Recovery)	(34)	243	(191)

Deferred Tax
Canada	(316)	713	(106)
United States	(2,495)	246	52
Other Countries	-	1	(3)
Total Deferred Tax Expense (Recovery)	(2,811)	960	(57)
Income Tax Expense (Recovery)	$(2,845)	$1,203	$(248)

Income Taxes Reconciliation

For the years ended December 31	2015	2014	2013

Net Earnings (Loss) Before Income Tax
Canada	$(2,014)	$3,744	$(316)
United States	(6,963)	665	46
Other Countries	967	220	258
Total Net Earnings (Loss) Before Income Tax	(8,010)	4,629	(12)
Canadian Statutory Rate	26.4%	25.7%	25.1%
Expected Income Tax	(2,115)	1,190	(3)
Effect on Taxes Resulting From:
Statutory rate and other foreign differences	(776)	7	(42)
Effect of legislative changes	(11)	-	(70)
Non-taxable capital (gains) losses	132	64	48
Tax differences on divestitures and transactions	(8)	8	(28)
Partnership tax allocations in excess of funding	(21)	(53)	(41)
Amounts in respect of prior periods	(8)	(19)	(103)
Other	(38)	6	(9)
	$(2,845)	$1,203	$(248)
Effective Tax Rate	35.5%	26.0%	2066.7%

Deferred Income Tax Asset

The net deferred income tax asset (liability) consists of:

As at December 31	2015	2014

Deferred Income Tax Assets
Property, plant and equipment	$226	$217
Compensation plans	72	91
Interest and other deferred deductions	224	59
Unrealized foreign exchange losses	36	-
Non-capital and net capital losses carried forward	1,009	492
Alternative minimum tax and foreign tax credits	208	205
Less valuation allowance	(12)	(12)
Other	99	72

Deferred Income Tax Liabilities
Property, plant and equipment	(660)	(2,485)
Risk management	(122)	(226)
Unrealized foreign exchange gains	-	(48)
Other	(23)	(26)
Net Deferred Income Tax Asset (Liability)	$1,057	$(1,661)

Deferred Income Tax Assets by Jurisdiction

As at December 31	2015	2014 (1)

Deferred Income Tax Assets
Canada	$411	$178
United States	670	28
	1,081	206

Deferred Income Tax Liabilities
Canada	(24)	(22)
United States	-	(1,845)
	(24)	(1,867)
Net Deferred Income Tax Asset (Liability)	$1,057	$(1,661)

Tax Pools Available

		Expiration
As at December 31	2015	Date

Canada
Tax pools	$1,458	Indefinite
Net capital losses	129	Indefinite
Non-capital losses	84	2027 - 2035
Charitable donations	1	2020

United States
Tax basis	$5,195	Indefinite
Non-capital losses (Federal)	2,659	2031 - 2035
Interest and other deferred deductions	619	Indefinite
Charitable donations	10	2018 - 2019
Alternative minimum tax credits	10	Indefinite
Foreign tax credits (net of valuation allowance)	186	2021 - 2025

Unrecognized Tax Benefits Excluding Interest

For the years ended December 31	2015	2014

Balance, Beginning of Year	$(382)	$(119)
Additions for tax positions taken in the current year	-	(289)
Additions for tax positions of prior years	(6)	(1)
Reductions for tax positions of prior years	1	2
Lapse of statute of limitations	4	-
Settlements	5	2
Foreign currency translation	61	23
Balance, End of Year	$(317)	$(382)

Unrecognized Tax Benefit Reflected In Balance Sheet
For the years ended December 31	2015	2014

Income tax receivable	$(61)	$(36)
Other liabilities and provisions (See Note 14)	(189)	(279)
Deferred income tax asset (1)	(67)	(67)
Balance, End of Year	$(317)	$(382)

(1)   The 2014 deferred income tax asset balance has been restated due to the early adoption of ASU 2015-17, “Balance Sheet Classification of Deferred Taxes”, as described in Note 1.

Summary of Tax Years by Jurisdiction

Jurisdiction	Taxation Year

Canada - Federal	2006	-	2015
Canada - Provincial	2006	-	2015
United States - Federal	2011	-	2015
United States - State	2010	-	2015
Other	2015